Consolidated statements of financial position	May 31, 2023 CAD ($)
Current
Cash	$ 1,536,064
Trade and other receivables	583,390
Inventories	2,719,508
Prepaid expenses	1,005,283
Income tax receivable	184,099
Share subscription receivable	39,200
Advances to related parties	20,262
Total current assets	6,087,806
Right-of-use assets	2,613,667
Property and equipment	2,354,863
Intangible assets	1,006,063
Goodwill	9,726,002
Other financial assets	115,291
Total assets	21,903,692
Current
Credit facility	235,000
Trade and other payables	1,777,861
Contract liabilities	850,042
Current portion of lease liabilities	673,267
Current portion of long-term debt	293,980
Other financial liabilities	130,540
Total current liabilities	3,960,690
Lease liabilities	2,151,685
Long-term debt	96,714
Derivative liabilities	3,253,024
Deferred income taxes	151,112
Total liabilities	9,613,225
Shareholders' equity
Capital stock	46,851,134
Contributed surplus	11,600,738
Accumulated other comprehensive income	1,093,086
Deficit	(47,254,491)
Total shareholders' equity	12,290,467
Total shareholders' equity and liabilities	$ 21,903,692